Commitments (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of expected future minimum lease payments

Significant expenditure under contracted supply agreements for at the end of the reporting period but not recognized as liabilities is as follows:

TOTAL
$
Less than 1 year	4,352
1 - 3 years	54
4 - 5 years	-
More than 5 years	-
4,406